GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill recorded on the entity's acquisitions in the U.S.
The Company has recorded the following Goodwill on its acquisitions in the U.S.:

(millions of Canadian $)	U.S. Natural Gas Pipelines	Energy	Total

Balance at January 1, 2015	3,074	960	4,034
Foreign exchange rate changes	593	185	778
Balance at December 31, 2015	3,667	1,145	4,812
Acquisition of Columbia (Note 5)	10,078	—	10,078
Impairment charge	—	(1,085)	(1,085)
Foreign exchange rate changes	213	(60)	153
Balance at December 31, 2016	13,958	—	13,958